Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Recently issued accounting pronouncements, not yet adopted

Recently issued accounting pronouncements, not yet adopted

As an emerging growth company, the Jumpstart Our Business Startup Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act.